TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short Term Loans

In order to provide working capital for operations, the Group entered into the following short term loan agreements as of December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012
Classified by financial institutions:
Guangdong Development Bank	$5,781,588	$-
China Citic Bank	6,607,530	6,420,443
China Merchants Bank	4,955,647	9,630,664
Bank of Zhengzhou	3,303,765	7,704,531
Shanghai Pudong Development Bank	23,043,758	16,051,107
Bank of Xuchang	4,955,647	4,815,332
China Everbright Bank	1,651,881	1,605,111
Commercial Bank of Kaifeng	-	3,210,221
Ping An Bank	-	8,025,553
	$50,299,816	$57,462,962

Additional information:
Maximum balance outstanding during the year	$64,093,034	$62,278,294
Interest expense	$3,829,188	$3,525,936
Range of interest rate per month	0.465% - 0.621%	0.465% - 1.205%
Weighted average interest rate	6.98%	3.29%

Schedule of Debt

A summary of the principal payments for the outstanding term loans during the following fiscal year is as follows:

				Total
			Principal payment	outstanding
Name of bank	Collateral	Term of loans	due during 2013	loan amount

Guangdong Development Bank	Guaranteed by third party and Mingwang Lu (Chairman and CEO of the Company)	December 24, 2013 to June 24, 2014	$5,781,588	$5,781,588

China Citic Bank	Secured by Henan Green's assets and Mingwang Lu	July 3, 2013 to March 12, 2014	3,303,765	3,303,765

China Citic Bank	Secured by Henan Green's assets and Mingwang Lu	October 10, 2013 to July 5, 2014	3,303,765	3,303,765

China Merchants Bank	Guaranteed by third party, Mingwang Lu and Yi Lu (Director of the Company)	September 10, 2013 to September 10, 2014	4,955,647	4,955,647

China Everbright Bank	Guaranteed by third party, Mingwang Lu and Yi Lu	July 16, 2013 to January 15, 2014	1,651,881	1,651,881

Bank of Zhengzhou	Guaranteed by third party and Mingwang Lu	October 31, 2013 to October 30, 2014	3,303,765	3,303,765

Shanghai Pudong Development Bank	Guaranteed by third party and Mingwang Lu	January 31, 2013 to January 30, 2014	5,616,400	5,616,400

Shanghai Pudong Development Bank	Guaranteed by third party and Mingwang Lu	February 22, 2013 to February 21, 2014	2,643,012	2,643,012

Shanghai Pudong Development Bank	Guaranteed by third party and Mingwang Lu	November 26, 2013 to November 25, 2014	825,941	825,941

Shanghai Pudong Development Bank	Secured by Henan Green's land and Mingwang Lu	November 25, 2013 to November 24, 2014	6,607,529	6,607,529

Shanghai Pudong Development Bank	Secured by third party and Mingwang Lu	November 27, 2013 to November 26, 2014	4,047,111	4,047,111

Shanghai Pudong Development Bank	Guaranteed by third party and Mingwang Lu	November 28, 2013 to November 27, 2014	3,303,765	3,303,765

Bank of Xuchang	Guaranteed by third party	April 25, 2013 to April 24, 2014	4,955,647	4,955,647

			$50,299,816	$50,299,816